UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22603

Name of Fund: BlackRock Municipal Target Term Trust (BTT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Target Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2014

Date of reporting period: 04/30/2014

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2014 (Unaudited)	BlackRock Municipal Target Term Trust (BTT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 0.6%
City of Phenix Alabama IDB, Refunding RB, Meadwestvaco Coated Board Project, Series A, 3.63%, 5/15/30	$5,850	$5,134,896
County of Jefferson Alabama, RB, Limited Obligation School, Series A:
5.25%, 1/01/19	1,000	1,004,930
5.25%, 1/01/20	1,000	1,001,410
5.50%, 1/01/21	1,200	1,200,036
5.50%, 1/01/22	1,105	1,105,122

		9,446,394

Alaska — 0.6%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 4.63%, 6/01/23	8,865	8,555,168

Arizona — 1.2%
Arizona Health Facilities Authority, Refunding RB, Phoenix Children's Hospital:
Series A, 5.00%, 2/01/34	6,340	6,553,468
Series B, 5.00%, 2/01/33	1,810	1,880,065
City of Phoenix Arizona IDA, RB, Facility:
Candeo Schools, Inc. Project, 6.00%, 7/01/23	700	742,469
Eagle College Preparatory Project, Series A, 4.50%, 7/01/22	780	783,666
Eagle College Preparatory Project, Series A, 5.00%, 7/01/33	1,000	940,020
Legacy Traditional Schools Project, Series A, 5.75%, 7/01/24(a)	750	745,942
County of Pima Arizona IDA, Refunding RB, Tucson Electric Power Co. Project, Series A, 4.00%, 9/01/29	6,000	5,792,580

		17,438,210

California — 23.8%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Odd Fellows Home California, Series A, 5.00%, 4/01/32	4,500	4,845,150

Municipal Bonds	Par (000)	Value
California (continued)
Alameda Corridor Transportation Authority, Refunding RB, CAB, Sub Lien, Series A (AMBAC), 0.00%, 10/01/30 (b)	$10,530	$4,496,626
Anaheim California Public Financing Authority, Refunding RB, Electric Distribution System, Series A, 4.00%, 10/01/31	17,080	17,373,093
California Health Facilities Financing Authority, Refunding RB, Adventist Health System/West, Series A:
4.00%, 3/01/27	4,270	4,381,319
4.00%, 3/01/28	8,490	8,628,811
4.00%, 3/01/33	61,485	59,503,338
California HFA, RB, S/F, Home Mortgage, Series I, AMT, 4.70%, 8/01/26	10,000	10,128,200
California Municipal Finance Authority, RB, Biola University:
4.00%, 10/01/27	750	746,513
5.00%, 10/01/29	660	710,279
5.00%, 10/01/30	500	534,450
4.00%, 10/01/33	2,500	2,343,150
California Pollution Control Financing Authority, RB, Poseidon Resources Desalination Project, AMT, 5.00%, 7/01/30 (a)	18,845	19,300,672
California State Public Works Board, RB:
Judicial Council Projects, Series A, 5.00%, 3/01/31	5,000	5,481,900
Judicial Council Projects, Series A, 5.00%, 3/01/32	5,000	5,458,300
Judicial Council Projects, Series A, 5.00%, 3/01/33	5,220	5,682,074
Series D, 5.00%, 9/01/28	5,090	5,685,734
Series D, 5.00%, 9/01/29	5,350	5,925,660
Series D, 5.00%, 9/01/30	2,620	2,887,947
Series D, 5.00%, 9/01/31	2,905	3,186,727
Series D, 5.00%, 9/01/32	6,060	6,620,368
Series E, 5.00%, 9/01/28	2,240	2,502,170
Series E, 5.00%, 9/01/29	2,355	2,608,398
Series E, 5.00%, 9/01/30	2,475	2,728,118
Series E, 5.00%, 9/01/31	2,600	2,852,148
Series E, 5.00%, 9/01/32	2,280	2,490,832
California Statewide Communities Development Authority, RB, American Baptist Homes of the West, Series A:
5.00%, 10/01/23	1,500	1,618,515
5.00%, 10/01/28	650	681,831
5.00%, 10/01/33	2,275	2,312,424
BLACKROCK MUNICIPAL TARGET TERM TRUST	APRIL 30, 2014	1

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
California Statewide Communities Development Authority, Refunding RB:
Episcopal Communities & Services, 5.00%, 5/15/27	$500	$533,470
Episcopal Communities & Services, 5.00%, 5/15/32	1,000	1,047,150
Eskaton Properties, Inc., 5.25%, 11/15/34	2,500	2,578,025
Chabot-Las Positas Community College District, GO, Refunding, 2016 Crossover, 5.00%, 8/01/29	18,500	20,926,275
City & County of San Francisco California Redevelopment Agency, Refunding, Special Tax Bonds, No. 6 Mission Bay South Public Improvements, Series A:
5.00%, 8/01/28	1,000	1,076,440
5.00%, 8/01/29	1,300	1,393,444
5.00%, 8/01/33	1,335	1,410,508
Corona-Norco Unified School District, Refunding, Special Tax Bonds, Senior Lien, Series A, 5.00%, 9/01/32	1,250	1,307,812
County of Los Angeles California Public Works Financing Authority, Refunding RB, Multiple Capital Projects II:
5.00%, 8/01/30	2,500	2,749,725
5.00%, 8/01/31	3,000	3,272,790
5.00%, 8/01/32	3,000	3,255,030
5.00%, 8/01/33	2,500	2,695,975
County of Ventura California Public Financing Authority, Refunding RB, Series A:
5.00%, 11/01/30	1,200	1,325,820
5.00%, 11/01/31	1,500	1,648,035
5.00%, 11/01/32	1,500	1,639,995
5.00%, 11/01/33	1,200	1,300,164
El Camino Community College District, GO, CAB, Election of 2002, Series C (b):
0.00%, 8/01/30	9,090	4,574,452
0.00%, 8/01/31	12,465	5,912,648
0.00%, 8/01/32	17,435	7,849,760
Escondido Union High School District, GO, CAB, Election of 2008, Series A (AGC) (b):
0.00%, 8/01/32	1,675	717,386
0.00%, 8/01/33	2,865	1,156,027
Golden State Tobacco Securitization Corp., Refunding RB, Series A, 5.00%, 6/01/30	1,500	1,619,220

Municipal Bonds	Par (000)	Value
California (concluded)
Grossmont Union High School District, GO, CAB, Election of 2004, 0.00%, 8/01/32 (b)	$29,015	$12,142,197
Los Angeles Regional Airports Improvement Corp., Refunding RB, LAXFUEL Corp., Los Angeles International, AMT:
4.50%, 1/01/27	5,000	5,240,900
5.00%, 1/01/32	4,110	4,331,734
M-S-R Energy Authority, RB, Series C, 6.13%, 11/01/29	2,500	3,066,850
Poway Unified School District, GO, CAB, Election of 2008, Series A (b):
0.00%, 8/01/27	10,000	5,762,100
0.00%, 8/01/30	10,000	4,805,600
0.00%, 8/01/32	12,500	5,344,125
Poway Unified School District Public Financing Authority, Refunding, Special Tax Bonds:
5.00%, 9/15/26	935	1,021,712
5.00%, 9/15/29	1,205	1,293,507
5.00%, 9/15/32	995	1,052,163
Riverside Public Financing Authority, Tax Allocation Bonds, University Corridor/Sycamore Canyon Merged Redevelopment Project, Series C (NPFGC), 4.50%, 8/01/30	10,000	9,908,400
San Bernardino Community College District, GO, Refunding, Series A:
4.00%, 8/01/31	15,660	15,707,293
4.00%, 8/01/32	17,010	16,900,115
4.00%, 8/01/33	5,665	5,567,562
San Diego Community College District, GO, Election of 2006, 0.00%, 8/01/30 (b)	5,000	2,304,350
Westlands California Water District, Refunding RB, Series A (AGM):
5.00%, 9/01/30	1,000	1,106,830
5.00%, 9/01/31	1,000	1,098,490
5.00%, 9/01/32	1,000	1,093,970

		359,452,796

Colorado — 6.3%
Central Platte Valley Metropolitan District, GO, Series A:
5.13%, 12/01/29	700	738,199
5.50%, 12/01/29	750	822,540
5.38%, 12/01/33	1,500	1,606,650
BLACKROCK MUNICIPAL TARGET TERM TRUST	APRIL 30, 2014	2

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Colorado (concluded)
City & County of Denver Colorado Airport System Revenue, Refunding RB, Series B, 4.00%, 11/15/31	$37,090	$37,518,018
City of Commerce Colorado-Northern Infrastructure General Improvement District, GO, Refunding, Improvement (AGM):
5.00%, 12/01/26	2,770	3,094,810
5.00%, 12/01/28	1,560	1,726,109
5.00%, 12/01/29	1,070	1,175,620
5.00%, 12/01/31	500	548,195
5.00%, 12/01/32	800	873,424
City of Lakewood Colorado Plaza Metropolitan District No. 1, Refunding, Tax Allocation Bonds, 4.00%, 12/01/23	1,000	970,480
Colorado Health Facilities Authority, Refunding RB, Covenant Retirement Communities, Series A:
4.50%, 12/01/33	4,595	4,381,746
5.00%, 12/01/33	3,000	3,020,700
Denver West Metropolitan District, GO, Refunding, Series A (AGM), 4.00%, 12/01/32	6,250	6,322,375
Plaza Metropolitan District No. 1, Refunding, Tax Allocation Bonds:
4.10%, 12/01/24	5,080	4,897,730
4.20%, 12/01/25	5,280	5,091,768
4.50%, 12/01/30	4,305	4,134,479
State of Colorado, COP, Refunding, Fitzsimons Academic Projects, 4.00%, 11/01/30	12,675	13,007,972
Tallyns Reach Metropolitan District No. 3, GO, Refunding, 5.00%, 12/01/33	505	502,637
University of Colorado Hospital Authority, RB, Series A, 5.00%, 11/15/27	4,000	4,418,280

		94,851,732

Connecticut — 1.4%
City of Hartford Connecticut, GO, Refunding, Series A:
4.00%, 4/01/29	8,390	8,560,317
4.00%, 4/01/32	1,500	1,499,955
Connecticut HFA, Refunding RB, M/F Housing Mortgage Finance Program, Sub-Series F-1, 3.00%, 11/15/32	12,020	10,898,173

		20,958,445

Municipal Bonds	Par (000)	Value
District of Columbia — 0.1%
District of Columbia, Refunding RB, Kipp Charter School, 6.00%, 7/01/33	$1,700	$1,918,348

Florida — 10.5%
City of North Miami Beach, Refunding RB:
4.00%, 8/01/27	3,325	3,454,043
5.00%, 8/01/29	3,650	4,000,911
5.00%, 8/01/30	4,020	4,382,564
5.00%, 8/01/31	4,235	4,595,017
5.00%, 8/01/32	4,445	4,796,688
City of Tampa Florida, Refunding RB, Series A:
County of Hillsborough Florida Expressway Authority, 4.00%, 7/01/29	6,000	6,104,460
County of Hillsborough Florida Expressway Authority, 4.00%, 7/01/30	6,395	6,470,397
H Lee Moffitt Cancer Center Project, 4.00%, 9/01/33	10,000	9,749,500
County of Alachua Florida Health Facilities Authority, RB, East Ridge Retirement Village, Inc., 6.00%, 11/15/29	5,000	5,242,700
County of Broward Florida, RB, Fort Lauderdale Fuel System Revenue, AMT:
5.00%, 4/01/30	600	633,096
5.00%, 4/01/33	740	773,552
County of Hillsborough Florida IDA, RB, National Gypsum Co., Series A, AMT, 7.13%, 4/01/30	7,300	7,332,850
County of Martin Florida IDA, Refunding RB, Indiantown Cogeneration, L.P. Project, AMT, 4.20%, 12/15/25	5,250	5,103,788
County of Miami-Dade Florida Educational Facilities Authority, RB, University of Miami, Series A:
4.00%, 4/01/31	2,930	2,880,366
4.00%, 4/01/32	1,000	972,510
County of Miami-Dade Florida Educational Facilities Authority, Refunding RB, Sub-Series B, 5.00%, 10/01/32	10,000	10,649,700
County of Miami-Dade Florida Expressway Authority, Refunding RB, Series A:
5.00%, 7/01/30	5,530	6,024,437
5.00%, 7/01/31	5,000	5,395,850
BLACKROCK MUNICIPAL TARGET TERM TRUST	APRIL 30, 2014	3

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
County of Miami-Dade Florida School Board, COP, Refunding, Series A, 5.00%, 5/01/32	$10,000	$10,687,400
County of St. Johns Florida Water & Sewer Revenue, Refunding RB, CAB, Series B (b):
0.00%, 6/01/25	2,155	1,460,142
0.00%, 6/01/26	2,655	1,689,430
0.00%, 6/01/27	3,095	1,857,031
0.00%, 6/01/28	3,795	2,134,877
0.00%, 6/01/29	3,795	2,008,086
0.00%, 6/01/30	2,000	996,000
0.00%, 6/01/31	1,295	604,933
0.00%, 6/01/32	2,495	1,099,971
Double Branch Community Development District, Refunding, Special Assessment Bonds, Senior Lien, Series A-1, 4.13%, 5/01/31	1,200	1,102,224
Greater Orlando Aviation Authority, Refunding RB, Jet Blue Airways Corp. Project, AMT, 5.00%, 11/15/26	2,000	1,951,740
Jacksonville Florida Port Authority, Refunding RB, AMT:
4.50%, 11/01/29	4,685	4,731,194
4.50%, 11/01/30	2,895	2,909,215
4.50%, 11/01/31	3,200	3,177,024
4.50%, 11/01/32	2,300	2,263,108
4.50%, 11/01/33	2,080	2,032,451
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/30	3,825	4,348,413
Village Community Development District No. 5, Refunding, Special Assessment Bonds, Phase I:
3.50%, 5/01/28	2,125	1,992,336
3.50%, 5/01/28	4,060	3,806,534
4.00%, 5/01/33	1,235	1,165,741
4.00%, 5/01/34	2,590	2,439,961
Village Community Development District No. 6, Refunding, Special Assessment Bonds, Sumter County, 4.00%, 5/01/29	6,400	6,216,896
Village Community Development District No. 10, Special Assessment Bonds, Sumter County:
4.50%, 5/01/23	3,555	3,539,394
5.00%, 5/01/32	5,985	5,825,679

		158,602,209

Municipal Bonds	Par (000)	Value
Georgia — 0.8%
Georgia Housing & Finance Authority, RB, S/F Housing, Series A, 3.45%, 12/01/32	$12,050	$11,774,296

Guam — 0.7%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/30	10,000	10,955,500

Idaho — 0.7%
Idaho Housing & Finance Association, RB, Series A, 4.00%, 7/15/30	10,000	10,217,400

Illinois — 13.8%
City of Chicago Illinois, GO:
CAB (NPFGC), 0.00%, 1/01/27 (b)	5,000	2,755,050
Project, Series A, 5.00%, 1/01/33	10,000	10,113,600
City of Chicago Illinois, Refunding RB, GO, Series A, 5.25%, 1/01/30	6,000	6,286,920
City of Chicago Illinois, RB, Wastewater Transmission, 2nd Lien:
4.00%, 1/01/31	10,375	9,829,067
4.00%, 1/01/32	10,790	10,111,633
4.00%, 1/01/33	11,220	10,408,682
4.00%, 1/01/35	9,135	8,306,090
City of Chicago Illinois, Refunding ARB, O'Hare International Airport Passenger Facility Charge, Series B, AMT:
4.00%, 1/01/27	5,000	4,977,950
4.00%, 1/01/29	28,425	27,751,043
City of St. Charles Illinois, GO, Refunding, Corporate Purpose:
4.00%, 12/01/30	1,620	1,642,324
4.00%, 12/01/31	1,715	1,728,617
4.00%, 12/01/32	1,800	1,799,946
County of Cook Illinois, GO, Refunding, Series C, 4.00%, 11/15/29	19,750	19,636,635
County of Will Illinois Community High School District No. 210 Lincoln-Way, GO, Refunding (b):
CAB, Series B, 0.00%, 1/01/29	6,920	3,465,605
CAB, Series B, 0.00%, 1/01/30	5,680	2,660,342
CAB, Series B, 0.00%, 1/01/31	13,330	5,822,811
CAB, Series B, 0.00%, 1/01/32	16,500	6,772,260
Series A, 5.00%, 1/01/31	16,300	17,795,362
BLACKROCK MUNICIPAL TARGET TERM TRUST	APRIL 30, 2014	4

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois Finance Authority, RB, 6.00%, 9/01/32	$1,620	$1,690,405
Illinois Finance Authority, Refunding RB:
Lutheran Home & Services Obligated Group, 5.00%, 5/15/22	4,835	4,931,120
Lutheran Home & Services Obligated Group, 5.50%, 5/15/27	4,350	4,403,418
Lutheran Home & Services Obligated Group, 5.50%, 5/15/30	4,900	4,858,644
Northwestern Memorial Healthcare, 4.00%, 8/15/33	7,665	7,767,328
The Peoples Gas Light & Coke Company Project, 4.00%, 2/01/33	11,000	10,660,320
State of Illinois, GO, New Jobs Training, 5.00%, 5/01/33 (c)	2,100	2,214,996
Winnebago & Boone Counties School District No. 205 Rockford, GO:
4.00%, 2/01/29	9,305	9,476,770
4.00%, 2/01/30	9,835	9,936,005

		207,802,943

Indiana — 2.9%
Carmel Redevelopment Authority, Refunding RB, Multipurpose, Series A, 4.00%, 8/01/33	8,500	8,703,830
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 5.88%, 1/01/24	2,250	2,399,310
Indiana Finance Authority, Refunding RB:
Community Health Network Project, Series A, 4.00%, 5/01/35	23,565	21,914,272
Earlham College Project, 5.00%, 10/01/32	11,255	11,535,024

		44,552,436

Iowa — 2.2%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.50%, 12/01/22	18,500	18,798,405
5.25%, 12/01/25	14,345	14,339,405

		33,137,810

Municipal Bonds	Par (000)	Value
Kentucky — 0.1%
Kentucky Public Transportation Infrastructure Authority, RB:
CABS-1ST Tiers-DownTown Crossing Project, Series B, 0.00%, 7/01/30 (b)	$1,230	$478,101
Convertible CABS-1ST Tier-DownTown Crossing Project, Series C, 0.00%, 7/01/33 (d)	1,500	942,900

		1,421,001

Louisiana — 3.1%
Louisiana Stadium & Exposition District, Refunding RB, Senior, Series A:
5.00%, 7/01/27	3,770	4,182,061
5.00%, 7/01/28	4,420	4,881,227
5.00%, 7/01/29	3,000	3,288,540
5.00%, 7/01/30	5,000	5,468,750
5.00%, 7/01/31	5,105	5,497,421
5.00%, 7/01/32	3,000	3,242,580
Port New Orleans Board of Commissioners, Refunding RB, Series B, AMT:
5.00%, 4/01/31	300	310,908
5.00%, 4/01/32	1,000	1,031,170
5.00%, 4/01/33	1,575	1,618,281
Terrebonne Levee & Conservation District, RB, Sales Tax, 5.00%, 7/01/29	1,925	2,103,910
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.25%, 5/15/31	3,425	3,624,027
5.25%, 5/15/32	4,375	4,601,800
5.25%, 5/15/33	4,750	4,983,130
5.25%, 5/15/35	1,500	1,574,250

		46,408,055

Maine — 1.4%
Maine Health & Higher Educational Facilities Authority, RB, Eastern Maine Medical Center Obligation:
5.00%, 7/01/25	1,250	1,381,475
5.00%, 7/01/26	1,000	1,088,500
5.00%, 7/01/27	1,000	1,080,460
3.75%, 7/01/28	1,000	961,580
5.00%, 7/01/33	5,000	5,235,600
BLACKROCK MUNICIPAL TARGET TERM TRUST	APRIL 30, 2014	5

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maine (concluded)
Maine State Housing Authority, Refunding RB, S/F Housing, Series B, 3.45%, 11/15/32	$12,000	$11,141,520

		20,889,135

Maryland — 0.4%
Maryland EDC, Refunding RB:
CNX Marine Terminals, Inc., 5.75%, 9/01/25	5,000	5,349,450
Salisbury University Project, 5.00%, 6/01/34	500	512,455

		5,861,905

Massachusetts — 1.4%
Massachusetts Educational Financing Authority, Refunding RB, Series K, AMT, 5.25%, 7/01/29	10,000	10,225,800
Massachusetts HFA, Refunding RB, S/F Housing, Series 163, AMT, 4.00%, 12/01/33	11,635	10,810,893

		21,036,693

Michigan — 0.9%
Michigan Finance Authority, Refunding RB:
Holland Community Hospital, Series A, 5.00%, 1/01/33	750	788,167
Oakwood Obligation Group, 5.00%, 8/15/30	4,105	4,355,241
Michigan State Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C, 4.00%, 12/01/32	9,195	9,136,060

		14,279,468

Missouri — 0.3%
Missouri State Health & Educational Facilities Authority, Refunding RB:
CoxHealth, Series A, 4.00%, 11/15/33	2,010	1,915,450
St. Lewis College of Pharmacy Project, 5.00%, 5/01/30	3,000	3,155,400

		5,070,850

Nebraska — 1.2%
Central Plains Nebraska Energy Project, RB:
Energy Project No. 3, 5.00%, 9/01/27	7,010	7,611,108

Municipal Bonds	Par (000)	Value
Nebraska (concluded)
Central Plains Nebraska Energy Project, RB (concluded):
Gas Project No. 3, 5.00%, 9/01/32	$9,500	$9,947,640

		17,558,748

New Hampshire — 1.0%
New Hampshire Health & Education Facilities Authority, Refunding RB, Concord Hospital, Series A:
5.00%, 10/01/26	1,075	1,182,629
5.00%, 10/01/27	1,180	1,289,398
4.00%, 10/01/33	3,500	3,398,535
New Hampshire State Turnpike System, RB, Series C:
4.00%, 8/01/33	4,350	4,432,563
4.00%, 8/01/35	4,745	4,771,335

		15,074,460

New Jersey — 11.6%
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, 5.25%, 9/15/29	12,230	12,360,005
Continental Airlines, Inc. Project, Series A, 5.63%, 11/15/30	1,740	1,788,233
Continental Airlines, Inc. Project, Series B, 5.63%, 11/15/30	1,315	1,351,452
Private Activity Bonds-The Goethals Bridge Replacement Project, 5.00%, 1/01/28	4,705	5,078,953
New Jersey EDA, Refunding RB:
4.25%, 6/15/27	16,500	16,751,955
Cigarette Tax, 5.00%, 6/15/26	10,610	11,445,644
Continental Airlines, Inc. Project, AMT, 5.75%, 9/15/27	6,200	6,375,770
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 4/01/31	5,000	5,330,000
New Jersey Health Care Facilities Financing Authority, Refunding RB, St. Barnabas Health, Series A, 4.00%, 7/01/26	3,000	3,025,920
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT:
4.10%, 11/01/28	15,800	15,846,926
4.35%, 11/01/33	7,315	7,257,943
BLACKROCK MUNICIPAL TARGET TERM TRUST	APRIL 30, 2014	6

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
CAB, Series A, 0.00%, 12/15/28 (b)	$66,000	$34,377,420
CAB, Series A, 0.00%, 12/15/29 (b)	18,000	8,790,300
Series AA, 4.00%, 6/15/30	13,315	13,517,787
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 5.25%, 1/01/27	5,000	5,691,000
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A:
4.50%, 6/01/23	6,950	6,730,519
4.63%, 6/01/26	22,460	19,769,292

		175,489,119

New Mexico — 1.1%
New Mexico Educational Assistance Foundation, RB, AMT:
Education Loan Series A-1, 3.75%, 9/01/31	6,250	5,928,063
Education Loan Series A-2, 3.80%, 11/01/32	5,850	5,543,811
Education Loan Series A-2, 3.80%, 9/01/33	5,000	4,717,750

		16,189,624

New York — 6.9%
Build NYC Resource Corp., RB, Bronx Charter School For International Cultures & The Arts Project, Series A, 5.00%, 4/15/33	3,530	3,126,062
Housing Development Corp., RB, M/F Housing, Series K-1:
3.40%, 11/01/30	8,070	7,719,036
3.50%, 11/01/32	5,865	5,572,688
Housing Development Corp., Refunding RB, M/F Housing:
Series L-1, 3.40%, 11/01/30	1,580	1,511,286
Series L-1, 3.50%, 11/01/32	1,160	1,102,186
Series L-2-A, 3.60%, 11/01/33	11,000	10,494,220
Metropolitan Transportation Authority, Refunding RB, Series F, 5.00%, 11/15/30	25,000	27,534,250
New York Mortgage Agency, Refunding RB, Series 48, 3.45%, 10/01/33	3,500	3,276,840

Municipal Bonds	Par (000)	Value
New York (concluded)
New York State HFA, RB, M/F Affordable Housing (SONYMA), Series F:
3.05%, 11/01/27	$4,020	$3,817,593
3.45%, 11/01/32	5,235	4,966,340
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series B, 4.00%, 11/01/24	3,000	3,002,910
Onondaga Civic Development Corp., Refunding RB, St. Joseph's Hospital Health Center Project, 4.50%, 7/01/32	9,215	8,441,677
Triborough Bridge & Tunnel Authority, Refunding RB, CAB, Series A (b):
0.00%, 11/15/29	17,810	9,481,153
0.00%, 11/15/30	25,215	12,519,752
0.00%, 11/15/31	5,000	2,360,050

		104,926,043

North Carolina — 1.3%
City of Charlotte North Carolina, Refunding RB, Charlotte-Douglas International Airport, Special Facilities Revenue, US Airways, Inc. Project, AMT, 5.60%, 7/01/27	15,000	15,038,700
North Carolina Medical Care Commission, RB, Mission Health Combined Group, 4.63%, 10/01/30	2,000	2,076,100
North Carolina Medical Care Commission, Refunding RB, First Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/31	1,665	1,855,326

		18,970,126

North Dakota — 0.1%
North Dakota HFA, RB, M/F Housing, Series A, 3.60%, 7/01/32	2,330	2,245,421

Ohio — 0.4%
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities, Series A:
5.25%, 7/01/28	500	515,465
5.63%, 7/01/32	1,000	1,031,760
BLACKROCK MUNICIPAL TARGET TERM TRUST	APRIL 30, 2014	7

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio (concluded)
Ohio State University, RB, General Receipts Special Purpose, Series A, 4.00%, 6/01/31	$4,220	$4,329,931

		5,877,156

Oklahoma — 0.2%
County of Oklahoma Oklahoma Finance Authority, Refunding RB, Epworth Villa Project, Series A:
5.00%, 4/01/23	1,050	1,074,234
5.00%, 4/01/29	1,500	1,505,775
5.00%, 4/01/33	1,050	1,033,557

		3,613,566

Pennsylvania — 9.2%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 5/01/27	6,750	7,039,237
5.00%, 5/01/28	5,000	5,173,250
5.00%, 5/01/29	3,745	3,854,466
5.00%, 5/01/30	5,300	5,426,352
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Asbury Pennsylvania Obligated Group:
5.00%, 1/01/22	750	771,600
5.25%, 1/01/27	1,275	1,295,821
5.25%, 1/01/32	3,350	3,313,653
County of Lehigh Pennsylvania, Refunding RB, Lehigh Valley Health Network, 4.00%, 7/01/33	27,535	27,782,540
County of Montgomery Pennsylvania Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital Obligated Group, 5.00%, 6/01/31	5,000	5,335,250
County of Montgomery Pennsylvania IDA, Refunding RB, Acts Retirement-Life Communities, Inc. Obligated Group, 5.00%, 11/15/26	2,500	2,665,775
County of Northampton Pennsylvania General Purpose Authority, RB, St. Luke's Hospital of Bethlehem, Series A, 5.00%, 8/15/33	13,250	13,727,265
East Hempfield Township IDA, RB, Student Services Incorporate Student Housing, 5.00%, 7/01/30	1,280	1,306,342

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Pennsylvania Economic Development Financing Authority, RB, National Gypsum Co., AMT:
Series A, 6.25%, 11/01/27	$6,520	$6,520,978
Series B, 6.13%, 11/01/27	3,000	3,000,120
Pennsylvania HFA, RB, S/F Housing, Series 114, 3.30%, 10/01/32	20,500	18,843,190
Pennsylvania Higher Educational Facilities Authority, RB, Shippensburg University Student Services, 5.00%, 10/01/30	5,250	5,372,955
Pennsylvania Higher Educational Facilities Authority, Refunding RB, La Salle University, 4.00%, 5/01/32	3,000	2,779,320
State Public School Building Authority, RB, School District of Philadelphia Project:
5.00%, 4/01/27	4,130	4,517,064
5.00%, 4/01/28	8,000	8,679,440
5.00%, 4/01/29	6,000	6,466,980
5.00%, 4/01/30	5,500	5,900,895

		139,772,493

South Carolina — 0.1%
South Carolina Jobs EDA, Refunding RB, Bon Secours Health System, Inc., 5.00%, 5/01/28	2,000	2,005,740

South Dakota — 0.0%
Educational Enhancement Funding Corp., Refunding RB, Series B, 5.00%, 6/01/27	650	696,280

Tennessee — 0.1%
Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.00%, 1/01/33	1,500	1,591,965

Texas — 15.7%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, Series A, 5.00%, 1/01/33	1,260	1,319,472
City of Brownsville Texas Utilities System Revenue, Refunding RB, Series A:
4.00%, 9/01/30	11,170	11,291,194
4.00%, 9/01/31	11,220	11,280,364
BLACKROCK MUNICIPAL TARGET TERM TRUST	APRIL 30, 2014	8

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (continued)
City of Houston Texas Airport System Revenue, RB, Special Facilities, Continental Airlines, Inc., Series E, AMT, 6.75%, 7/01/29	$1,500	$1,500,450
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 6.00%, 8/15/33	1,650	1,869,631
Clifton Higher Education Finance Corp., Refunding RB, Uplift Education, Series A:
3.10%, 12/01/22	1,050	1,005,491
3.95%, 12/01/32	1,800	1,629,684
County of Harris Texas, Refunding RB, Toll Road Senior Lien, Series C, 4.00%, 8/15/33	12,325	12,341,639
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B:
5.75%, 1/01/28	500	530,415
6.38%, 1/01/33	460	488,065
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB, Series A:
Brazos Presbyterian Homes, Inc. Project, 5.00%, 1/01/33	1,090	1,029,243
Memorial Hermann Health System, 4.00%, 12/01/31	20,000	19,554,200
YMCA of the Greater Houston Area, 5.00%, 6/01/28	1,500	1,558,770
YMCA of the Greater Houston Area, 5.00%, 6/01/33	3,000	3,039,240
County of Matagorda Texas Navigation District No. 1, Refunding RB:
Series A (AMBAC), 4.40%, 5/01/30	31,120	31,362,425
Series B (AMBAC), AMT, 4.55%, 5/01/30	10,000	10,106,700
Series B-2, 4.00%, 6/01/30	12,895	12,639,550
County of Midland Texas Fresh Water Supply District No. 1, RB, City of Midland Project, Series A:
CAB, 0.00%, 9/15/31 (b)	6,235	3,016,742
CAB, 0.00%, 9/15/32 (b)	15,135	6,773,821
5.00%, 9/15/31	2,435	2,748,969
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A:
4.00%, 11/15/31	5,500	5,424,815

Municipal Bonds	Par (000)	Value
Texas (concluded)
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A (concluded):
4.00%, 11/15/32	$15,420	$15,086,003
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Scott & White Healthcare, 5.00%, 8/15/33	5,000	5,388,600
Love Field Airport Modernization Corp., RB, Southwest Airlines Co. Project, AMT, 5.00%, 11/01/28	5,750	6,116,217
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services:
4.00%, 5/15/31	9,970	10,038,095
4.00%, 5/15/32	10,635	10,634,787
New Hope Cultural Education Facilities Corp., RB, Stephenville Tarleton University Project, Series A, 5.38%, 4/01/28	1,150	1,179,015
New Hope Cultural Education Facilities Corp., Refunding RB, 1st Mortgage, Morningside Ministries Project, 6.25%, 1/01/33	1,600	1,688,496
Red River Health Facilities Development Corp., RB, Wichita Falls Retirement Foundation Project:
4.70%, 1/01/22	955	943,091
5.50%, 1/01/32	1,000	991,000
Texas Municipal Gas Acquisition & Supply Corp. III, RB:
5.00%, 12/15/31	25,000	25,794,000
Natural Gas Utility Improvements, 5.00%, 12/15/30	18,000	18,636,480

		237,006,664

U.S. Virgin Islands — 0.7%
Virgin Islands Public Finance Authority, Refunding RB, Gross Receipts Taxes Loan Note, Series A, 5.00%, 10/01/32	10,000	10,164,500

Utah — 0.8%
County of Salt Lake Utah Housing Authority, RB, M/F Housing, Liberty Village Apartments Project (Freddie Mac), 3.38%, 8/01/28	12,000	11,891,160

BLACKROCK MUNICIPAL TARGET TERM TRUST	APRIL 30, 2014	9

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Vermont — 0.2%
Vermont EDA, Refunding, MRB, Wake Robin Corp. Project, 5.40%, 5/01/33	$2,400	$2,433,288

Virginia — 4.9%
County of Fairfax Virginia EDA, RB, Vinson Hall LLC, Series A:
4.00%, 12/01/22	505	502,808
4.50%, 12/01/32	2,840	2,685,760
5.00%, 12/01/32	2,000	2,013,540
County of Fairfax Virginia IDA, Refunding RB, Inova Health System, Series D, 4.00%, 5/15/29	5,325	5,559,513
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A:
4.50%, 7/01/30	3,000	2,726,130
4.50%, 7/01/32	1,100	980,364
County of Prince William Virginia IDA, Refunding RB, Novant Health Obligation Group, Series B, 4.00%, 11/01/33	15,445	15,320,977
Dulles Town Center Community Development Authority, Refunding, Special Assessment, Dulles Town Center Project, 4.25%, 3/01/26	500	471,900
Virginia HDA, RB, Remarketing:
M/F Housing, Sub-Series C-2, 3.00%, 4/01/31	23,175	20,903,155
S/F Housing, Sub-Series C-3, 3.25%, 4/01/31	21,500	18,947,735
Virginia Small Business Financing Authority, RB, Senior Lien, Express Lanes LLC, AMT, 5.00%, 7/01/34	3,940	3,944,688

		74,056,570

Washington — 3.2%
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A:
3.50%, 9/01/18	1,025	1,030,914
5.00%, 9/01/27	1,000	993,680
5.25%, 9/01/32	1,850	1,846,615
Port of Seattle Industrial Development Corp., Refunding RB, Special Facilities, Delta Airline, Inc. Project, AMT, 5.00%, 4/01/30	5,000	4,832,000
Spokane Public Facilities District, Refunding RB, Series B:
4.50%, 12/01/30	5,370	5,551,989

Municipal Bonds	Par (000)	Value
Washington (concluded)
Spokane Public Facilities District, Refunding RB, Series B (concluded):
5.00%, 12/01/32	$5,895	$6,321,621
5.00%, 9/01/33	4,665	4,976,995
State of Washington, COP, State and Local Agency Real and Personal Property, Series B:
4.00%, 7/01/29	3,605	3,729,372
4.00%, 7/01/30	4,290	4,413,423
4.00%, 7/01/31	4,470	4,573,123
4.00%, 7/01/32	4,590	4,673,171
Washington State Housing Finance Commission, Refunding RB:
Emerald Heights Project, 5.00%, 7/01/28	1,000	1,056,410
Emerald Heights Project, 5.00%, 7/01/33	1,100	1,149,291
Series 1N (Ginnie Mae) (FannieMae) (Freddie Mac), 3.50%, 12/01/33	4,035	3,890,386

		49,038,990

Wisconsin — 1.0%
Public Finance Authority, Refunding RB, Wisconsin Airport Facilities, Senior Obligated Group, Series B, AMT, 5.25%, 7/01/28	2,250	2,326,050
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Aspirus, Inc., Obligated Group, 5.00%, 8/15/28	3,510	3,848,469
Aspirus, Inc., Obligated Group, 5.00%, 8/15/29	3,685	4,016,208
Marquette University, 4.00%, 10/01/32	4,520	4,571,483

		14,762,210

Wyoming — 1.1%
Wyoming Community Development Authority, Refunding RB, Series 2 & 3, 3.75%, 12/01/32	16,790	16,590,199

Total Municipal Bonds — 134.0%		2,024,585,116

BLACKROCK MUNICIPAL TARGET TERM TRUST	APRIL 30, 2014	10

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value

Colorado — 5.3%
City & County of Denver Colorado, Refunding ARB, Department of Aviation, Series A, AMT:
4.25%, 11/15/29	$33,820	$34,110,194
4.25%, 11/15/30 (f)	35,210	35,512,121
4.25%, 11/15/31	8,085	8,154,374
4.25%, 11/15/32	2,230	2,249,135

		80,025,824

Florida — 6.2%
County of Broward Florida, ARB, Series Q-1:
4.00%, 10/01/29	17,200	17,114,604
4.00%, 10/01/30	18,095	18,005,160
4.00%, 10/01/31	18,820	18,726,560
4.00%, 10/01/32	19,575	19,477,812
4.00%, 10/01/33 (f)	20,355	20,253,939

		93,578,075

Iowa — 2.9%
Iowa State Board of Regents, RB, University of Iowa Hospitals and Clinics:
4.00%, 9/01/28	3,375	3,479,996
4.00%, 9/01/29	6,525	6,727,993
4.00%, 9/01/30	6,325	6,521,771
4.00%, 9/01/31	8,650	8,919,101
4.00%, 9/01/32	7,750	7,991,103
4.00%, 9/01/33	9,375	9,666,656

		43,306,620

Texas — 10.4%
City of San Antonio Texas Public Facilities Corp., Refunding LRB, Convention Center Refinancing and Expansion Project:
4.00%, 9/15/30	15,000	15,317,754
4.00%, 9/15/31	19,475	19,887,551
4.00%, 9/15/32	18,075	18,457,894
4.00%, 9/15/33	11,000	11,233,020

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value

Texas (concluded)
City of San Antonio Texas Public Facilities Corp., Refunding LRB, Convention Center Refinancing and Expansion Project (concluded):
4.00%, 9/15/34	$11,885	$12,136,767
4.00%, 9/15/35	4,500	4,595,326
Dallas/Fort Worth International Airport, Refunding RB, AMT:
Series E, 4.00%, 11/01/32	6,915	7,175,573
Series E, 4.13%, 11/01/35	10,435	10,828,215
Series F, 5.00%, 11/01/29	12,820	13,303,088
Series F, 5.00%, 11/01/30	15,565	16,151,526
Series F, 5.00%, 11/01/31	10,000	10,376,823
Series F, 5.00%, 11/01/32 (f)	17,170	17,817,006

		157,280,543

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 24.8%		374,191,062

Total Long-Term Investments (Cost — $2,472,017,566) — 158.8%		2,398,776,178

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.03% (g)(h)	23,201,068	23,201,068

Total Short-Term Securities (Cost — $23,201,068) — 1.5%		23,201,068

Total Investments (Cost — $2,495,218,634*) — 160.3%		2,421,977,246
Other Assets Less Liabilities — 1.6%		22,674,446
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (12.2%)		(184,169,374)
RVMTP Shares, at Redemption Value — (49.7%)		(750,000,000)

Net Assets Applicable to Common Shares — 100.0%		$1,510,482,318

*	As of April 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$2,324,504,354

Gross unrealized appreciation	$7,821,005
Gross unrealized depreciation	(94,468,087)

Net unrealized depreciation	$(86,647,082)

BLACKROCK MUNICIPAL TARGET TERM TRUST	APRIL 30, 2014	11

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT)

Notes to Schedule of Investments
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Zero-coupon bond.
(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Wells Fargo Bank N.A.	$2,214,996	$1,974

(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(e)	Represent bonds transferred to a TOB. In exchange for which the Trust acquired residual interest certificates. These bonds serve as collateral in a financing transaction.
(f)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from November 1, 2018 to November 15, 2020 is $37,996,094.
(g)	Investments in issuers considered to be an affiliate of the Trust during the period ended April 30, 2014, for purposes of Section 2(c)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at April 30, 2014	Income

FFI Institutional Tax-Exempt Fund	55,145,313	(31,944,245)	23,201,068	$2,232

(h)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
LRB	Lease Revenue Bonds
M/F	Multi-Family
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
SONYMA	State of New York Mortgage Agency

BLACKROCK MUNICIPAL TARGET TERM TRUST	APRIL 30, 2014	12

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT)

•	Financial futures contracts outstanding as of April 30, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

(2,398)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2014	$298,363,656	$(977,668)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments [1]	—	$2,398,776,178	—	$2,398,776,178
Short-Term Securities	$23,201,068	—	—	23,201,068

Total	$23,201,068	$2,398,776,178	—	$2,421,977,246

[1]	See above Schedule of Investments for values in each state or political subdivision.

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(977,668)	—	—	$(977,668)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
BLACKROCK MUNICIPAL TARGET TERM TRUST	APRIL 30, 2014	13

Schedule of Investments (concluded)	BlackRock Municipal Target Term Trust (BTT)

The carrying amount for certain of the Trust's assets and/or liabilities approximates fair value for financial reporting purposes. As of April 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged for financial futures contracts	$3,143,702	—	—	$3,143,702
Liabilities:
RVMTP Shares	—	$(750,000,000)	—	(750,000,000)
TOB trust certificates	—	(184,119,974)	—	(184,119,974)

Total	$3,143,702	$(934,119,974)	—	$(930,976,272)

There were no transfers between levels during the period ended April 30, 2014.

BLACKROCK MUNICIPAL TARGET TERM TRUST	APRIL 30, 2014	14

Item 2 –	Controls and Procedures
2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Target Term Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Target Term Trust

Date: June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Target Term Trust

Date: June 23, 2014

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Target Term Trust

Date: June 23, 2014